Financial instruments and Risk Management (Details 3) - CHF (SFr)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning Balance		SFr 6,227,215
Ending Balance		3,190,018	SFr 6,227,215
At fair value [member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning Balance		2,110,728	11,963,169
Financing Cash Flows	[1]	(1,463,328)	(9,083,692)
Fair value revaluation		(663,725)	(1,350,071)
Other changes	[2]	20,678	581,322
Ending Balance		4,353	2,110,728
Derivative financial instrument [Member] | At fair value [member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning Balance		675,328	1,836,763
Financing Cash Flows	[1]		188,636
Fair value revaluation		(663,725)	(1,350,071)
Other changes	[2]	(7,250)
Ending Balance		4,353	675,328
Loans [member] | At fair value [member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning Balance		1,435,400	10,126,406
Financing Cash Flows	[1]	(1,463,328)	(9,272,328)
Fair value revaluation
Other changes	[2]	27,928	581,322
Ending Balance			SFr 1,435,400

[1]	The financing cash flows are from loan repayment and from issuance of new derivative
[2]	Internal Rate Return-Correction and Foreign Exchange-Difference